Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	₨ 793,516
Ending balance	760,640	$ 11,684	₨ 793,516
Beginning balance	(270,821)
Ending balance	(275,294)	$ (4,230)	(270,821)
Level 3 [member] | Investments in equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	5,303		4,907
Additions	1,851		620
Payouts	0		0
Transferred to investment in equity accounted investee	(357)
Gain/loss recognized in foreign currency translation reserve	53		(41)
Gain/loss recognized in other comprehensive income	(1,165)		(183)
Finance expense recognized in consolidated statement of income	0		0
Ending balance	5,685		5,303
Level 3 [member] | Derivative Assets - Others [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	426		558
Payouts	0		0
Gain/loss recognized in consolidated statement of income	(426)		(132)
Finance expense recognized in consolidated statement of income	0		0
Ending balance			426
Level 3 [member] | Contingent consideration [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	(339)		(2,251)
Additions	0		0
Payouts	(164)		138
Transferred to investment in equity accounted investee	0
Gain/loss recognized in consolidated statement of income	167		1,546
Gain/loss recognized in foreign currency translation reserve	(32)		198
Gain/loss recognized in other comprehensive income	0		0
Finance expense recognized in consolidated statement of income	₨ 40		30
Ending balance			₨ (339)